UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];  Amendment Number:___
         This Amendment:         [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    469 El Camino Real, Suite 227
            Santa Clara, CA  95050

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis             Santa Clara, California     02/12/10
            ------------------------     -----------------------     ---------


Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          -----------------

Form 13F Information Table Entry Total:         70
                                          -----------------

Form 13F Information Table Value Total:      $  181,879
                                          -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc.        Common Stock  92342Y109  12,774.76   779,900     SH        SOLE               779,900
Netflix, Inc.                  Common Stock  64110L106  10,599.32   192,400     SH        SOLE               192,400
Microsoft Corp.                Common Stock  594918104  10,026.40   328,950     SH        SOLE               328,950
Broadcom Corp. - A             Common Stock  111320107   9,992.51   317,525     SH        SOLE               317,525
Intel Corp.                    Common Stock  458140100   9,259.56   453,900     SH        SOLE               453,900
Intevac, Inc.                  Common Stock  461148108   8,487.30   739,956     SH        SOLE               739,956
Corning, Inc.                  Common Stock  219350105   7,638.78   395,587     SH        SOLE               395,587
Seagate Technology, Inc.       Common Stock  G7945J104   6,098.32   335,257     SH        SOLE               335,257
Techwell, Inc.                 Common Stock  87874D101   5,988.09   453,300     SH        SOLE               453,300
Activision Blizzard, Inc.      Common Stock  00507V109   5,910.52   532,000     SH        SOLE               532,000
Echelon Corp.                  Common Stock  27874N105   5,827.40   504,100     SH        SOLE               504,100
QUALCOMM, Inc.                 Common Stock  747525103   5,606.71   121,200     SH        SOLE               121,200
Google, Inc.                   Common Stock  38259P508   5,427.92     8,755     SH        SOLE                 8,755
Marvell Technology Group Ltd.  Common Stock  G5876H105   5,102.43   245,900     SH        SOLE               245,900
Shanda Interactive
  Entertainment, Ltd.          Common Stock  81941Q203   4,982.17    94,700     SH        SOLE                94,700
Equinix, Inc.                  Common Stock  29444U502   4,776.75    45,000     SH        SOLE                45,000
NICE-Systems, Ltd.             Common Stock  653656108   4,541.15   146,300     SH        SOLE               146,300
FLIR Systems, Inc.             Common Stock  302445101   4,484.01   137,000     SH        SOLE               137,000
Research In Motion, Ltd.       Common Stock  760975102   4,410.36    65,300     SH        SOLE                65,300
Akamai Technologies, Inc.      Common Stock  00971T101   3,854.21   152,100     SH        SOLE               152,100
Cisco Systems, Inc.            Common Stock  17275R102   2,761.96   115,370     SH        SOLE               115,370
Newport Corp.                  Common Stock  651824104   2,637.53   287,000     SH        SOLE               287,000
Apple, Inc.                    Common Stock  037833100   2,465.56    11,700     SH        SOLE                11,700
Accenture Ltd. - A             Common Stock  G1151C101   2,386.25    57,500     SH        SOLE                57,500
Synaptics, Inc.                Common Stock  87157D109   2,360.05    77,000     SH        SOLE                77,000
Baidu.com, Inc.                Common Stock  056752108   2,344.01     5,700     SH        SOLE                 5,700
Clearwire Corp.                Common Stock  18538Q105   2,018.54   298,600     SH        SOLE               298,600
Adobe Systems, Inc.            Common Stock  00724F101   1,993.48    54,200     SH        SOLE                54,200
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206   1,944.00   600,000     SH        SOLE               600,000
L-1 Identity Solutions, Inc.   Common Stock  50212A106   1,795.35   239,700     SH        SOLE               239,700
China Mobile Hong Kong Ltd.    Common Stock  16941M109   1,768.98    38,100     SH        SOLE                38,100
EMC Corp.                      Common Stock  268648102   1,383.62    79,200     SH        SOLE                79,200
VeriSign, Inc.                 Common Stock  92343E102   1,364.71    56,300     SH        SOLE                56,300
Nokia Corp. - ADR              ADR           654902204   1,337.69   104,100     SH        SOLE               104,100
Koninklijke (Royal)
  Philips Electronics N.V.     Common Stock  500472303   1,318.03    44,770     SH        SOLE                44,770
International Business
  Machines Corp.               Common Stock  459200101   1,204.28     9,200     SH        SOLE                 9,200
51job, Inc.                    Common Stock  316827104   1,041.90    58,600     SH        SOLE                58,600
NeuStar, Inc.                  Common Stock  64126X201     999.94    43,400     SH        SOLE                43,400
LivePerson, Inc.               Common Stock  538146101     975.80   140,000     SH        SOLE               140,000
VistaPrint Ltd.                Common Stock  G93762204     934.89    16,500     SH        SOLE                16,500
Suntech Power Holdings
  Co., Ltd - ADR               ADR           86800C104     924.96    55,620     SH        SOLE                55,620
Shutterfly, Inc.               Common Stock  82568P304     860.22    48,300     SH        SOLE                48,300
CyberSource Corp.              Common Stock  23251J106     840.88    41,814     SH        SOLE                41,814
Amtech Systems, Inc.           Common Stock  032332504     803.68    72,600     SH        SOLE                72,600
Monster Worldwide, Inc.        Common Stock  611742107     784.74    45,100     SH        SOLE                45,100
Entropic Communications, Inc.  Common Stock  29384R105     614.00   200,000     SH        SOLE               200,000
ValueClick, Inc.               Common Stock  92046N102     569.76    56,300     SH        SOLE                56,300
Ericsson                       Common Stock  294821608     549.56    59,800     SH        SOLE                59,800
comScore, Inc.                 Common Stock  20564W105     521.24    29,700     SH        SOLE                29,700
Suzlon Energy Ltd. -
  Merrill Warrant              Common Stock  B0DX8R8       498.98   257,000     SH        SOLE               257,000
VMware, Inc.                   Common Stock  928563402     461.94    10,900     SH        SOLE                10,900
Microvision, Inc.              Common Stock  594960106     396.57   125,100     SH        SOLE               125,100
AuthenTec, Inc.                Common Stock  052660107     370.90   167,829     SH        SOLE               167,829
Solarfun Power Holdings
  Co., Ltd.                    Common Stock  83415U108     262.47    34,400     SH        SOLE                34,400
Johnson Controls, Inc.         Common Stock  478366107     250.61     9,200     SH        SOLE                 9,200
Power Integrations, Inc.       Common Stock  739276103     247.25     6,800     SH        SOLE                 6,800
Canadian Solar, Inc.           Common Stock  136635109     242.09     8,400     SH        SOLE                 8,400
Itron, Inc.                    Common Stock  465741106     240.89     3,565     SH        SOLE                 3,565
3M Co.                         Common Stock  88579Y101     231.48     2,800     SH        SOLE                 2,800
Aixtron AG - ADR               Common Stock  009606104     231.36     6,900     SH        SOLE                 6,900
SunPower Corp. - Class B       Common Stock  867652307     209.50    10,000     SH        SOLE                10,000
Yingli Green Energy
  Holding Company - ADR        Common Stock  98584B103     205.53    13,000     SH        SOLE                13,000
GT Solar International, Inc.   Common Stock  3623E0209     132.88    23,900     SH        SOLE                23,900
Akeena Solar, Inc.             Common Stock  009720103     130.50   104,400     SH        SOLE               104,400
Clearwire Rights               Rights                      119.44   298,600     SH        SOLE               298,600
Ascent Solar Technologies,
  Inc.                         Common Stock  043635101     112.36    21,200     SH        SOLE                21,200
ReneSola Ltd                   Common Stock  75971T103     105.67    22,200     SH        SOLE                22,200
Orion Energy Systems, Inc.     Common Stock  686275108      61.46    14,000     SH        SOLE                14,000
Metalico, Inc.                 Common Stock  591176102      56.58    11,500     SH        SOLE                11,500
U.S. Geothermal, Inc.          Common Stock  90338S102      16.07    10,500     SH        SOLE                10,500
                                             70           181,879